Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,964,000
Previously Paid Amount	0.00
Total Fee Amount	823.63
Total Offset Amount	0.00
Net Fee	823.63
Narrative - Max Aggregate Offering Price	$ 5,964,000
Final Prospectus	true